UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch           Englewood Cliffs, NJ          November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $131,724
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                           FORM 13F INFORMATION TABLE
                         Redwood Capital Management, LLC
                               September 30, 2006


COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4          COLUMN 5       COL 6    COL 7          COLUMN 8

                               TITLE OF                      VALUE      SHRS OR  SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)    PRN AMT  PRN  CALL   DISCRTN  MNGRS     SOLE    SHARED  NONE
--------------                 -----            -----       --------    -------  ---  ----   -------  -----     ----    ------  ----
ACQUICOR TECHNOLOGY INC        COM              00489A107      691      124,000  SH          SOLE     NONE     124,000
AETNA INC NEW                  COM              00817Y108    6,921      175,000  SH          SOLE     NONE     175,000
ALTRIA GROUP INC               COM              02209S103    7,272       95,000  SH          SOLE     NONE      95,000
AMERICAN INTL GROUP INC        COM              026874107    6,626      100,000  SH          SOLE     NONE     100,000
BLACK & DECKER CORP            COM              091797100    1,746       22,000  SH          SOLE     NONE      22,000
CAREER EDUCATION CORP          COM              141665109    1,125       50,000  SH          SOLE     NONE      50,000
CELANESE CORP DEL              COM SER A        150870103    8,350      466,500  SH          SOLE     NONE     466,500
CHEMED CORP NEW                COM              16359R103      968       30,000  SH          SOLE     NONE      30,000
CHEMTURA CORP                  COM              163893100    3,224      371,800  SH          SOLE     NONE     371,800
DADE BEHRING HLDGS INC         COM              23342J206      776       10,500  SH          SOLE     NONE      10,500
EDISON INTL                    COM              281020107    2,082       50,000  SH          SOLE     NONE      50,000
ELECTRONIC DATA SYS NEW        COM              285661104      613       25,000  SH          SOLE     NONE      25,000
ENDEAVOR ACQUISITION CORP      COM              292577103      788      105,900  SH          SOLE     NONE     105,900
ENDEAVOR ACQUISITION CORP      W EXP 12/14/200  292577111      104       87,000  SH          SOLE     NONE      87,000
ENDURANCE SPECIALTY HLDGS LTD  SHS              G30397106    3,526      100,000  SH          SOLE     NONE     100,000
FREMONT GEN CORP               COM              357288109      700       50,000  SH          SOLE     NONE      50,000
GENERAL FINANCE CORP           COM              369822101    1,700      231,250  SH          SOLE     NONE     231,250
GENERAL FINANCE CORP           W EXP 04/05/201  369822119      162      231,250  SH          SOLE     NONE     231,250
HD PARTNERS ACQUISITION CORP   COM              40415K100    5,212      715,000  SH          SOLE     NONE     715,000
HD PARTNERS ACQUISITION CORP   W EXP 06/01/201  40415K118      386      715,000  SH          SOLE     NONE     715,000
HUNTSMAN CORP                  COM              447011107    1,069       58,710  SH          SOLE     NONE      58,710
LIONS GATE ENTMNT CORP         COM              535919203    5,375      536,980  SH          SOLE     NONE     536,980
MIRANT CORP NEW                COM              60467R100    3,322      121,658  SH          SOLE     NONE     121,658
NORTEL INVERSORA S A           SPON ADR PFD B   656567401    2,778      316,065  SH          SOLE     NONE     316,065
ORBIMAGE INC                   COM              68555Y101   24,536    1,544,137  SH          SOLE     NONE   1,544,137
PORTLAND GEN ELEC CO           COM NEW          736508847    6,111      250,358  SH          SOLE     NONE     250,358
SPDR TR                        UNIT SER 1       78462F103    6,679       50,000  SH          SOLE     NONE      50,000
SPRINT NEXTEL CORP             COM FON          852061100   11,062      645,000  SH          SOLE     NONE     645,000
SYNAGRO TECHNOLOGIES INC       COM NEW          871562203    5,114    1,211,804  SH          SOLE     NONE   1,211,804
U S G CORP                     COM  NEW         903293405    4,704      100,000  SH          SOLE     NONE     100,000
UNITEDHEALTH GROUP INC         COM              91324P102    6,150      125,000  SH          SOLE     NONE     125,000
YRC WORLDWIDE INC              COM              984249102    1,852       50,000  SH          SOLE     NONE      50,000



SK 03207 0002 711922